Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of other provisions [line items]
Current	$ 2,175	$ 2,025
Non-current	8,928	8,223
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	6,330	6,738
Increases to existing and new provisions	318	132
Exchange translation	(7)	(11)
Released during the year	(33)	(165)
Amortisation of discounting impacting net finance costs	353	352
Utilisation	(201)	(178)
Exchange variations impacting foreign currency translation reserve	(2)
Divestment and demerger of subsidiaries and operations	(80)
Transferred to liabilities held for sale		(450)
Other movements	(1)	(1)
At the end of the financial year	6,977	6,330	$ 6,738
Current	361	274
Non-current	6,616	6,056
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	5,120
Change in estimate	494	35
Exchange translation	(194)	(122)
At the end of the financial year	5,535	5,120
Closure and rehabilitation provisions [member] | Closed sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	1,210
Increases to existing and new provisions	251	(21)	$ 33
At the end of the financial year	$ 1,442	$ 1,210